CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Series Angel Redeemable Convertible Preferred Shares [Member]	Series Pre-A Redeemable Convertible Preferred Shares [Member]	Series A Redeemable Convertible Preferred Shares [Member]	Ordinary Shares [Member]	Ordinary Shares [Member] Class A Ordinary Shares [Member]	Ordinary Shares [Member] Class A Ordinary Shares [Member] Series Angel Redeemable Convertible Preferred Shares [Member]	Ordinary Shares [Member] Class A Ordinary Shares [Member] Series Pre-A Redeemable Convertible Preferred Shares [Member]	Ordinary Shares [Member] Class A Ordinary Shares [Member] Series A Redeemable Convertible Preferred Shares [Member]	Ordinary Shares [Member] Class B Ordinary Shares [Member]	Subscriptions Receivable [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series Angel Redeemable Convertible Preferred Shares [Member]	Additional Paid-in Capital [Member] Series Pre-A Redeemable Convertible Preferred Shares [Member]	Additional Paid-in Capital [Member] Series A Redeemable Convertible Preferred Shares [Member]	Treasury Stock [Member]	Accumulated other comprehensive income (loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total Shareholders' Equity of Yalla Group Limited [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2018	$ (7,117,638)				$ 7,339						$ (7,339)						$ (30,045)	$ (7,087,593)
Balance, Shares at Dec. 31, 2018					73,393,941
Accretion of redeemable convertible preferred shares (note 9)	(1,940,252)																	(1,940,252)
Net Income	28,924,803																	28,924,803
Unrealized holding gains on short-term investments, net of income taxes	30,527																30,527
Reclassification adjustment for gains on short-term investments realized in net income, net of income taxes	(20,676)																(20,676)
Foreign currency translation adjustments, net of nil income taxes	25,412																25,412
Balance at Dec. 31, 2019	19,902,176				$ 7,339						(7,339)						5,218	19,896,958
Balance, Shares at Dec. 31, 2019					73,393,941
Accretion of redeemable convertible preferred shares (note 9)	(1,577,026)																	(1,577,026)
Net Income	3,213,386																	3,213,386
Dividend to shareholders	(9,010,045)																	(9,010,045)
Re-designation of Ordinary Shares into Class A and Class B Ordinary Shares immediately prior to the completion of the initial public offering					$ (7,339)	$ 4,866				$ 2,473
Re-designation of Ordinary Shares into Class A and Class B Ordinary Shares immediately prior to the completion of the initial public offering, Shares					(73,393,941)	48,659,928				24,734,013
Issuance of Ordinary Shares	132,344,840					$ 1,930						$ 132,342,910
Issuance of Ordinary Shares, Shares						19,300,000
Conversion of Preferred Shares into Ordinary Shares		$ 287,907	$ 3,570,201	$ 23,621,628			$ 496	$ 992	$ 3,636				$ 287,411	$ 3,569,209	$ 23,617,992
Conversion of Preferred Shares into Ordinary Shares, Shares							4,955,327	9,917,226	36,363,636
Contribution from ordinary shareholders	7,339										$ 7,339
Share-based compensation	60,805,483											60,805,483
Unrealized holding gains on short-term investments, net of income taxes	10,496																10,496
Reclassification adjustment for gains on short-term investments realized in net income, net of income taxes	(10,496)																(10,496)
Foreign currency translation adjustments, net of nil income taxes	368,771																368,771
Balance at Dec. 31, 2020	233,534,660					$ 11,920				$ 2,473		220,623,005					373,989	12,523,273	$ 233,534,660
Balance, Shares at Dec. 31, 2020						119,196,117				24,734,013
Net Income	82,594,360																	82,600,678	82,600,678	$ (6,318)
Exercise of share options	$ 1,085,380					$ 564						1,084,816							1,085,380
Exercise of share options, Shares	5,647,551					5,647,551
Repurchase of shares	$ (25,419,808)															$ (25,419,808)			(25,419,808)
Repurchase of shares, Shares																(1,903,205)
Share-based compensation	43,939,447											43,939,447							43,939,447
Unrealized holding gains on short-term investments, net of income taxes	1,622																1,622		1,622
Reclassification adjustment for gains on short-term investments realized in net income, net of income taxes	(1,622)																(1,622)		(1,622)
Foreign currency translation adjustments, net of nil income taxes	146,021																146,021		146,021
Balance at Dec. 31, 2021	$ 335,880,060					$ 12,484				$ 2,473		$ 265,647,268				$ (25,419,808)	$ 520,010	$ 95,123,951	$ 335,886,378	$ (6,318)
Balance, Shares at Dec. 31, 2021						124,843,668				24,734,013						(1,903,205)